Share-based compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares	$ 0.87	$ 0.93
Employer contributions to employee retirement savings plan percentage of employee contribution	1.00%
Percentage of employees contribution	10.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Number of options outstanding	2,087,580	847,100
Current liability | $	$ 1.9	$ 0.7